Capital Management	3 Months Ended
Jan. 31, 2021
Text Block [Abstract]
Capital Management
Note 7: Capital Management
Our objective is to maintain a strong capital position in a cost-effective structure that: is appropriate given our target regulatory capital ratios and internal assessment of required economic capital; underpins our operating groups’ business strategies; supports depositor, investor and regulator confidence, while building long-term shareholder value; and is consistent with our target credit ratings.
As at January 31, 2021, we met OSFI’s target capital ratio requirements, which include a 2.5%
Capital Conservation Buffer,
 a 1.0%
Common Equity Surcharge for Domestic Systemically Important Banks (D-SIBs), a Countercyclical Buffer and
a 1.0%
Domestic Stability Buffer applicable to D-SIBs. Our capital position as at January 31, 2021 is further detailed in the Capital Management section on pages 13 through 15 of our interim Management’s Discussion and Analysis.
Regulatory Capital Measures, Risk-Weighted Assets and Leverage Exposures

(Canadian $ in millions, except as noted)	January 31, 2021	October 31, 2020
Common Equity Tier 1 (CET1) Capital	40,935	40,077
Tier 1 Capital	46,700	45,840
Total Capital	54,584	54,661
Risk-Weighted Assets	328,822	336,607
Leverage Exposures	966,509	953,640
CET 1 Capital Ratio	12.4%	11.9%
Tier 1 Capital Ratio	14.2%	13.6%
Total Capital Ratio	16.6%	16.2%
Leverage Ratio	4.8%	4.8%